Property and Equipment - Property and Equipment (Details) (USD $)	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Abstract]
Machinery and equipment	$ 8,387	$ 8,387	$ 50,672
Computer equipment	5,840	5,840	5,840
Computer software	12,820	12,820	10,660
Office furniture and equipment	850	850	0
Subtotal	27,897	27,897	67,172
Less: accumulated depreciation	(21,479)	(18,238)	(28,735)
Total property and equipment, net	$ 6,418	$ 9,659	$ 38,437